INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8                 INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Softwares (Customer Resource Management system and others)	5,611	21,734
Customer relationship arising from acquisition*	—	10,669

Less: accumulated amortization	(2,104)	(7,977)

Intangible assets, net	3,507	24,426

*                 The customer relationship represents the agency agreements that Shenzhen Syswin has been engaged to provide sales agency service. See note 4(a) for details.

For the years ended December 31, 2009, 2010 and 2011, amortization expense for intangible assets amounted to RMB0.5 million, RMB0.8 million and RMB5.9 million, respectively.

Based on the Group’s intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2012	6,500
2013	6,492
2014	6,399
2015	3,454
2016	1,581
Total	24,426

The Group’s trademarks were owned by Zhi Di Investment which is an entity beneficially owned by Mr. Chen and used free of any fees by the Group historically. On October 17, 2010, the Group entered into an agreement with Zhi Di Investment under which the Group obtained a non-exclusive license to use those trademarks permanently and free of any fees.